NET LOSS PER SHARE - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NET LOSS PER SHARE
Total	7,470,784	6,006,663	5,180,760
Outstanding share options
NET LOSS PER SHARE
Total	5,459,876	5,130,218	4,202,087
Outstanding warrants
NET LOSS PER SHARE
Total	1,855,157	876,445	978,673
Outstanding RSUs
NET LOSS PER SHARE
Total	155,751